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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Flowering Tree Investment Management Pte. Ltd.

Address:  83 Tras Street, Singapore 079022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Adam Fiore

Title:    Chief Operating Officer and Director

Phone:    +65 6304 3030

Signature, Place, and Date of Signing:

/s/ Adam Fiore                     Singapore                 5/10/2013
-------------------------  -------------------------  ------------------------
         (Name)                  (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4 Items

Form 13F Information Table Value Total:  $142,165 (thousands)

List of Other Included Managers:         Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           ITEM 1                  ITEM 2       ITEM 3     ITEM 4    ITEM 5            ITEM 6    ITEM 7   ITEM 8
                                                           Market                                         Voting
                                                           Value    Shares /         Investment  Other   Authority
       Name of Issuer          Title of Class    CUSIP   (X $1,000) Prn Amt.  SH/PRN Discretion Managers   Sole
BAIDU INC                     SPON ADR REP A   056752108    52,669    600,557   SH      SOLE      NONE     600,557
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102    31,245    407,786   SH      SOLE      NONE     407,786
CTRIP COM INTL LTD            AMERICAN DEP SHS 22943F100    17,947    839,406   SH      SOLE      NONE     839,406
MELCO CROWN ENTMT LTD         ADR              585464100    40,305  1,726,106   SH      SOLE      NONE   1,726,106

                                                           142,165  3,573,855                            3,573,855
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